LONG-TERM LOANS (Schedule of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total long-term loans		$ 5,500
Less-current maturities		5,500
Long-term loans
Weighted average interest		3.19%
U.S. Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans		2,431
Weighted average interest		1.56%
Australian Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans		2,843
Weighted average interest		4.65%
Canadian Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans		$ 226
Weighted average interest		2.35%